Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares Class A		Ordinary Shares Class B		Subscription receivable	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive loss	Class A [2]	Class B [2]	Total
Balance at Mar. 31, 2023		$ 2,500		$ 2,500		$ (5,000)	$ 1,236,773	$ 813,235	$ 10,214,692	$ (1,345,687)			$ 10,919,013
Balance (in Shares) at Mar. 31, 2023	[1]	5,000,000		5,000,000
Net income (loss)									413,614				413,614
Capital contribution by shareholder						5,000							5,000
Foreign currency translation										(636,978)			(636,978)
Balance at Sep. 30, 2023		$ 2,500		$ 2,500			1,236,773	813,235	10,628,306	(1,982,665)			10,700,649
Balance (in Shares) at Sep. 30, 2023	[1]	5,000,000		5,000,000
Balance at Mar. 31, 2024		$ 3,291		$ 2,500			4,855,795	813,235	8,491,783	(1,868,937)			12,297,667
Balance (in Shares) at Mar. 31, 2024		6,581,250	[1]	5,000,000	[1]						6,581,250	5,000,000
Net income (loss)									(744,320)				(744,320)
Foreign currency translation										295,194			295,194
Balance at Sep. 30, 2024		$ 3,291		$ 2,500			$ 4,855,795	$ 813,235	$ 7,747,463	$ (1,573,743)			$ 11,848,541
Balance (in Shares) at Sep. 30, 2024		6,581,250	[1]	5,000,000	[1]						6,581,250	5,000,000

[1]	Retrospectively reflect the changes in class of shares effective on September 10, 2024
[2]	Retrospectively reflect the changes in class of shares effective on September 10, 2024